Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Beginning Balance	3,225	5,994
Purchase of treasury shares	6,100
Release of treasury shares	(6,067)	(2,769)
Ending Balance	3,258	3,225
Beginning Balance	£ 33	£ 61
Purchase of treasury shares	52
Release of treasury shares	(61)	(28)
Ending Balance	£ 24	£ 33